Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan has received a favorable determination letter dated September 6, 2023 from the IRS, that the Plan and related trust are designed in accordance with applicable sections of the Internal Revenue Code ("IRC"). Although the Plan has been amended since receiving the determination letter, the Plan Administrator and the Plan's legal counsel believe that the Plan is designed in compliance with the applicable requirements of the IRC. Additionally, the Plan Administrator believes that the Plan is currently being operated in compliance with the applicable requirements of the IRC, and, therefore, believe that the Plan is qualified and the related trust is tax-exempt.
US GAAP requires Plan management to evaluate and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. While the Plan may be subject to routine audits by taxing jurisdictions, there are currently no audits for any tax periods in progress.